Federated Hermes Adjustable Rate Fund
Portfolio of Investments
November 30, 2023 (unaudited)
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—71.7%
		Federal Home Loan Mortgage Corporation—24.6%
$ 64,765		REMIC, Series 2380, Class FL, 6.038% (30-DAY AVERAGE SOFR +0.714%), 11/15/2031	$ 64,582
84,964		REMIC, Series 2434, Class FA, 6.438% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	85,093
30,198		REMIC, Series 2448, Class FA, 6.438% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	30,247
31,951		REMIC, Series 2452, Class FC, 6.438% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	32,003
99,442		REMIC, Series 2459, Class FP, 6.438% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	99,601
26,703		REMIC, Series 2470, Class EF, 6.438% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	26,743
119,804		REMIC, Series 2475, Class F, 6.438% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	119,985
82,944		REMIC, Series 2475, Class FD, 5.988% (30-DAY AVERAGE SOFR +0.664%), 6/15/2031	82,529
73,577		REMIC, Series 2480, Class NF, 6.438% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	73,686
26,293		REMIC, Series 2498, Class AF, 6.438% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	26,333
87,640		REMIC, Series 3085, Class UF, 5.888% (30-DAY AVERAGE SOFR +0.564%), 12/15/2035	86,036
218,624		REMIC, Series 3156, Class HF, 5.923% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	214,820
363,634		REMIC, Series 3208, Class FD, 5.838% (30-DAY AVERAGE SOFR +0.514%), 8/15/2036	356,445
353,806		REMIC, Series 3208, Class FG, 5.838% (30-DAY AVERAGE SOFR +0.514%), 8/15/2036	346,811
80,461		REMIC, Series 3213, Class GF, 5.868% (30-DAY AVERAGE SOFR +0.544%), 9/15/2036	78,847
507,515		REMIC, Series 3284, Class AF, 5.748% (30-DAY AVERAGE SOFR +0.424%), 3/15/2037	494,928
759,445		REMIC, Series 3314, Class FE, 5.708% (30-DAY AVERAGE SOFR +0.384%), 5/15/2037	738,499
639,322		REMIC, Series 3346, Class FT, 5.788% (30-DAY AVERAGE SOFR +0.464%), 10/15/2033	628,247
236,005		REMIC, Series 3380, Class FP, 5.788% (30-DAY AVERAGE SOFR +0.464%), 11/15/2036	230,744
278,072		REMIC, Series 3550, Class GF, 6.188% (30-DAY AVERAGE SOFR +0.864%), 7/15/2039	275,870
363,058		REMIC, Series 3556, Class FA, 6.348% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	362,714
150,621		REMIC, Series 3593, Class CF, 6.038% (30-DAY AVERAGE SOFR +0.714%), 2/15/2036	149,009
1,035,230		REMIC, Series 4242, Class F, 5.838% (30-DAY AVERAGE SOFR +0.514%), 8/15/2043	1,002,116
3,395,039		REMIC, Series 4255, Class KF, 5.888% (30-DAY AVERAGE SOFR +0.564%), 10/15/2043	3,302,945
1,740,924		REMIC, Series 4508, Class CF, 5.838% (30-DAY AVERAGE SOFR +0.514%), 9/15/2045	1,701,082
1,574,938		REMIC, Series 4752, Class PF, 5.738% (30-DAY AVERAGE SOFR +0.414%), 11/15/2047	1,491,354
3,989,631		REMIC, Series 4803, Class FA, 5.738% (30-DAY AVERAGE SOFR +0.414%), 6/15/2048	3,812,203
614,369		REMIC, Series 4829, Class FA, 5.688% (30-DAY AVERAGE SOFR +0.364%), 7/15/2037	595,168
1,244,017		REMIC, Series 4845, Class WF, 5.738% (30-DAY AVERAGE SOFR +0.414%), 12/15/2048	1,207,474
1,063,208		REMIC, Series 4915, Class FG, 5.892% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	1,027,642
855,936		REMIC, Series 4921, Class FN, 5.892% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	817,668
527,168		REMIC, Series 4959, Class JF, 5.892% (30-DAY AVERAGE SOFR +0.564%), 3/25/2050	509,575
6,783,380		REMIC, Series 4983, Class FJ, 5.892% (30-DAY AVERAGE SOFR +0.564%), 6/25/2050	6,446,396
2,346,447		REMIC, Series 4998, Class KF, 5.678% (30-DAY AVERAGE SOFR +0.350%), 8/25/2050	2,228,252
		TOTAL	28,745,647
		Federal National Mortgage Association—42.8%
70,369		REMIC, Series 2001-32, Class FA, 5.992% (30-DAY AVERAGE SOFR +0.664%), 7/25/2031	70,128
36,890		REMIC, Series 2001-57, Class FA, 5.892% (30-DAY AVERAGE SOFR +0.564%), 6/25/2031	36,453
29,614		REMIC, Series 2001-62, Class FC, 6.092% (30-DAY AVERAGE SOFR +0.764%), 11/25/2031	29,546
37,487		REMIC, Series 2001-71, Class FS, 6.042% (30-DAY AVERAGE SOFR +0.714%), 11/25/2031	37,279
127,488		REMIC, Series 2002-7, Class FG, 6.342% (30-DAY AVERAGE SOFR +1.014%), 1/25/2032	127,391
62,309		REMIC, Series 2002-8, Class FA, 6.189% (30-DAY AVERAGE SOFR +0.864%), 3/18/2032	62,172
76,375		REMIC, Series 2002-52, Class FG, 5.942% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	75,738
205,793		REMIC, Series 2002-58, Class FG, 6.442% (30-DAY AVERAGE SOFR +1.114%), 8/25/2032	206,191
33,441		REMIC, Series 2002-60, Class FH, 6.442% (30-DAY AVERAGE SOFR +1.114%), 8/25/2032	33,506

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 66,558		REMIC, Series 2002-77, Class FA, 6.439% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	$ 66,668
27,656		REMIC, Series 2002-77, Class FG, 5.989% (30-DAY AVERAGE SOFR +0.664%), 12/18/2032	27,432
73,230		REMIC, Series 2005-67, Class FM, 5.792% (30-DAY AVERAGE SOFR +0.464%), 8/25/2035	72,605
1,395,141		REMIC, Series 2005-95, Class FH, 5.742% (30-DAY AVERAGE SOFR +0.414%), 11/25/2035	1,364,505
431,976		REMIC, Series 2006-103, Class FB, 5.842% (30-DAY AVERAGE SOFR +0.514%), 10/25/2036	423,157
106,421		REMIC, Series 2006-11, Class FB, 5.742% (30-DAY AVERAGE SOFR +0.414%), 3/25/2036	104,901
887,424		REMIC, Series 2006-123, Class CF, 5.702% (30-DAY AVERAGE SOFR +0.374%), 1/25/2037	865,226
2,149,741		REMIC, Series 2006-42, Class CF, 5.892% (30-DAY AVERAGE SOFR +0.564%), 6/25/2036	2,113,255
1,138,903		REMIC, Series 2006-50, Class FE, 5.842% (30-DAY AVERAGE SOFR +0.514%), 6/25/2036	1,118,385
400,668		REMIC, Series 2006-65, Class DF, 5.792% (30-DAY AVERAGE SOFR +0.464%), 7/25/2036	393,040
157,846		REMIC, Series 2006-76, Class QF, 5.842% (30-DAY AVERAGE SOFR +0.514%), 8/25/2036	155,037
1,047,091		REMIC, Series 2006-81, Class FA, 5.792% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	1,025,264
516,413		REMIC, Series 2006-85, Class PF, 5.822% (30-DAY AVERAGE SOFR +0.494%), 9/25/2036	506,937
1,384,416		REMIC, Series 2006-W1, Class 2AF1, 5.662% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	1,367,788
74,069		REMIC, Series 2007-20, Class F, 5.702% (30-DAY AVERAGE SOFR +0.374%), 3/25/2037	72,233
845,184		REMIC, Series 2007-71, Class WF, 5.892% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	830,251
180,000		REMIC, Series 2007-88, Class FW, 5.992% (30-DAY AVERAGE SOFR +0.664%), 9/25/2037	176,809
52,731		REMIC, Series 2007-102, Class FA, 6.012% (30-DAY AVERAGE SOFR +0.684%), 11/25/2037	51,928
214,927		REMIC, Series 2008-69, Class FB, 6.442% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	214,699
24,135		REMIC, Series 2008-75, Class DF, 6.692% (30-DAY AVERAGE SOFR +1.364%), 9/25/2038	24,282
386,707		REMIC, Series 2009-78, Class UF, 6.212% (30-DAY AVERAGE SOFR +0.884%), 10/25/2039	383,803
588,510		REMIC, Series 2009-87, Class FX, 6.192% (30-DAY AVERAGE SOFR +0.864%), 11/25/2039	585,099
702,213		REMIC, Series 2009-87, Class HF, 6.292% (30-DAY AVERAGE SOFR +0.964%), 11/25/2039	697,512
974,939		REMIC, Series 2009-106, Class FN, 6.192% (30-DAY AVERAGE SOFR +0.864%), 1/25/2040	968,102
309,791		REMIC, Series 2010-39, Class EF, 5.962% (30-DAY AVERAGE SOFR +0.634%), 6/25/2037	305,220
1,953,955		REMIC, Series 2010-68, Class BF, 5.942% (30-DAY AVERAGE SOFR +0.614%), 7/25/2040	1,913,660
1,077,792		REMIC, Series 2011-4, Class PF, 5.992% (30-DAY AVERAGE SOFR +0.664%), 2/25/2041	1,063,912
359,010		REMIC, Series 2012-65, Class FB, 5.962% (30-DAY AVERAGE SOFR +0.634%), 6/25/2042	350,335
971,028		REMIC, Series 2012-122, Class LF, 5.842% (30-DAY AVERAGE SOFR +0.514%), 11/25/2042	944,123
1,329,000		REMIC, Series 2012-130, Class DF, 5.842% (30-DAY AVERAGE SOFR +0.514%), 12/25/2042	1,282,214
1,402,958		REMIC, Series 2014-20, Class FB, 5.842% (30-DAY AVERAGE SOFR +0.514%), 4/25/2044	1,366,315
942,029		REMIC, Series 2016-32, Class FA, 5.842% (30-DAY AVERAGE SOFR +0.514%), 10/25/2034	926,032
797,889		REMIC, Series 2016-83, Class FA, 5.942% (30-DAY AVERAGE SOFR +0.614%), 11/25/2046	773,990
595,659		REMIC, Series 2017-96, Class FA, 5.842% (30-DAY AVERAGE SOFR +0.000%), 12/25/2057	561,409
1,605,002		REMIC, Series 2018-15, Class JF, 5.742% (30-DAY AVERAGE SOFR +0.414%), 3/25/2048	1,529,795
4,295,271		REMIC, Series 2018-57, Class FL, 5.742% (30-DAY AVERAGE SOFR +0.414%), 8/25/2048	4,112,896
2,402,350		REMIC, Series 2018-70, Class HF, 5.792% (30-DAY AVERAGE SOFR +0.464%), 10/25/2058	2,328,008
2,506,602		REMIC, Series 2019-5, Class FA, 5.842% (30-DAY AVERAGE SOFR +0.514%), 3/25/2049	2,433,873
2,497,438		REMIC, Series 2019-21, Class FB, 5.892% (30-DAY AVERAGE SOFR +0.564%), 5/25/2049	2,413,793
3,589,333		REMIC, Series 2019-25, Class PF, 5.600% (30-DAY AVERAGE SOFR +0.564%), 6/25/2049	3,478,299
1,730,790		REMIC, Series 2019-33, Class FB, 5.892% (30-DAY AVERAGE SOFR +0.564%), 7/25/2049	1,673,160
425,258		REMIC, Series 2019-41, Class FC, 5.892% (30-DAY AVERAGE SOFR +0.564%), 8/25/2049	409,639
1,327,177		REMIC, Series 2019-42, Class LF, 5.792% (30-DAY AVERAGE SOFR +0.464%), 8/25/2049	1,312,550
4,848,763		REMIC, Series 2020-27, Class FD, 5.892% (30-DAY AVERAGE SOFR +0.564%), 5/25/2050	4,665,823
1,842,980		REMIC, Series 2020-34, Class FA, 5.892% (30-DAY AVERAGE SOFR +0.564%), 6/25/2050	1,774,803
		TOTAL	49,907,171
		Government National Mortgage Association—3.0%
293,506		REMIC, Series 2012-42, Class HF, 5.815% (CME Term SOFR 1 Month +0.484%), 3/20/2042	284,927
1,323,916		REMIC, Series 2014-2, Class BF, 5.795% (CME Term SOFR 1 Month +0.464%), 1/20/2044	1,289,694

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—continued
$1,980,196		REMIC, Series 2015-119, Class FN, 5.695% (CME Term SOFR 1 Month +0.364%), 8/20/2045	$ 1,892,391
		TOTAL	3,467,012
		Non-Agency Mortgage—1.3%
1,701,014		JP Morgan Mortgage Trust 2021-1, Class A11, 5.970% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,551,416
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $86,127,692)	83,671,246
		COMMERCIAL MORTGAGE-BACKED SECURITIES—11.1%
	[1]	Agency Commercial Mortgage-Backed Securities—11.1%
726,884		FHLMC REMIC, Series KF90, Class AS, 5.699% (30-DAY AVERAGE SOFR +0.380%), 9/25/2030	716,549
1,834,572		FHLMC REMIC, Series KF94, Class AL, 5.734% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	1,822,854
1,575,000		FHLMC REMIC, Series KF148, Class AS, 6.159% (30-DAY AVERAGE SOFR +0.840%), 11/25/2032	1,578,837
1,999,575		FHLMC REMIC, Series KF149, Class AS, 5.959% (30-DAY AVERAGE SOFR +0.640%), 12/25/2032	1,989,276
1,999,534		FHLMC REMIC, Series KF154, Class AS, 5.999% (30-DAY AVERAGE SOFR +0.680%), 3/25/2033	1,989,735
2,000,000		FHLMC REMIC, Series KF155, Class AS, 5.989% (30-DAY AVERAGE SOFR +0.670%), 2/25/2030	1,997,666
2,650,000		FHLMC REMIC, Series KF157, Class AS, 5.700% (30-DAY AVERAGE SOFR +0.660%), 4/25/2033	2,627,519
171,895		FNMA REMIC, Series 2020-M5, Class FA, 5.894% (30-DAY AVERAGE SOFR +0.574%), 1/25/2027	171,674
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,957,218)	12,894,110
	[1]	ADJUSTABLE RATE MORTGAGES—8.0%
		Federal Home Loan Mortgage Corporation ARM—3.1%
638,001		4.483%, 2/1/2035	641,094
245,124		4.640%, 7/1/2038	245,851
376,677		5.092%, 4/1/2037	380,756
410,214		5.225%, 4/1/2034	413,073
485,706		5.254%, 5/1/2035	489,931
567,140		5.385%, 10/1/2033	570,841
481,559		5.597%, 8/1/2035	484,740
420,638		6.006%, 11/1/2034	422,923
		TOTAL	3,649,209
		Federal National Mortgage Association ARM—4.9%
111,440		3.887%, 12/1/2034	112,560
215,168		4.085%, 11/1/2039	218,224
535,361		4.119%, 1/1/2040	544,049
248,226		4.123%, 12/1/2034	250,204
345,917		4.195%, 2/1/2042	353,240
146,245		4.340%, 12/1/2033	147,098
67,577		4.431%, 5/1/2035	67,753
30,949		4.513%, 2/1/2036	31,282
1,870		4.715%, 7/1/2027	1,858
199,019		4.735%, 9/1/2033	198,793
228,110		4.776%, 6/1/2034	229,300
129,501		4.870%, 7/1/2035	130,761
23,664		4.872%, 4/1/2034	23,921
24,760		5.105%, 5/1/2038	24,975
27,273		5.112%, 5/1/2035	27,674
187,006		5.201%, 1/1/2035	188,482
317,714		5.251%, 7/1/2035	319,905
564,764		5.313%, 10/1/2035	570,295
77,993		5.315%, 5/1/2035	78,986
101,408		5.340%, 6/1/2033	102,324
418,306		5.415%, 5/1/2039	417,057

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$ 452,178		5.465%, 10/1/2034	$ 451,835
111,234		5.565%, 10/1/2037	111,715
177,954		5.732%, 7/1/2035	180,838
144,599		5.896%, 7/1/2035	146,411
85,356		6.143%, 10/1/2035	85,850
248,553		6.307%, 1/1/2035	250,026
170,325		6.398%, 10/1/2035	169,656
46,514		6.706%, 11/1/2035	46,789
167,330		7.210%, 8/1/2034	168,596
		TOTAL	5,650,457
		Government National Mortgage Association ARM—0.0%
14,398		2.750%, 10/20/2029	13,980
7,413		3.625%, 1/20/2030	7,273
8,191		3.875%, 5/20/2029	8,027
		TOTAL	29,280
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $9,600,571)	9,328,946
		MORTGAGE-BACKED SECURITIES—2.5%
		Federal National Mortgage Association—0.4%
485,686		4.000%, 4/1/2053	441,256
510		5.000%, 1/1/2024	509
		TOTAL	441,765
		Government National Mortgage Association—0.4%
496,665		5.500%, 8/20/2053	493,475
		Uniform Mortgage-Backed Securities, TBA—1.7%
2,000,000	[2]	6.500%, 12/20/2053	2,033,780
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,958,270)	2,969,020
		ASSET-BACKED SECURITIES—2.4%
		Auto Receivables—0.7%
810,143	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 6.574% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	810,446
		Student Loans—1.7%
261,485		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	237,697
755,458		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	631,559
791,885		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	672,627
466,067	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.537% (CME Term SOFR 1 Month +1.214%), 7/15/2053	461,357
		TOTAL	2,003,240
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,083,682)	2,813,686
		INVESTMENT COMPANY—7.4%
8,689,513		Federated Hermes Government Obligations Fund, Premier Shares, 5.28%[3] (IDENTIFIED COST $8,689,513)	8,689,513
		TOTAL INVESTMENT IN SECURITIES—103.1% (IDENTIFIED COST $123,416,946)	120,366,521
		OTHER ASSETS AND LIABILITIES - NET—(3.1)%[4]	(3,627,962)
		TOTAL NET ASSETS—100%	$116,738,559

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 8/31/2023	$2,462,587
Purchases at Cost	$24,401,087
Proceeds from Sales	$(18,174,161)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 11/30/2023	$8,689,513
Shares Held as of 11/30/2023	8,689,513
Dividend Income	$41,993

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser valuation policies and procedures for the Fund or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$83,671,246	$—	$83,671,246
Commercial Mortgage-Backed Securities	—	12,894,110	—	12,894,110
Adjustable Rate Mortgages	—	9,328,946	—	9,328,946
Mortgage-Backed Securities	—	2,969,020	—	2,969,020
Asset-Backed Securities	—	2,813,686	—	2,813,686
Investment Company	8,689,513	—	—	8,689,513
TOTAL SECURITIES	$8,689,513	$111,677,008	$—	$120,366,521

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate